Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The main accounting policies adopted by the Companies in these financial statements are described below. These policies have been consistently applied in the years presented, unless otherwise indicated.

The interim financial statements for the three months ended September 30, 2025, were prepared to assume the normal continuity of its activities and do not include any adjustments related to the realization and classification of asset values or liability values.

Statement of compliance

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and are presented pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). The issuance of these financial statements was authorized by Management on December 03, 2025.

All information relevant to the financial statements, and only such information, is evidenced herein and corresponds to the information used by Management in its activities.

Measurement basis

The financial statements were prepared based on historical cost basis, except for derivative and non-derivative financial instruments measured by the fair value through profit or loss.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The main accounting policies adopted by the Companies in these financial statements are described below, These policies have been consistently applied in the years presented, unless otherwise indicated.

The financial statements for the fiscal year ended December 31, 2024, were prepared to assume the normal continuity of its activities and do not include any adjustments related to the realization and classification of asset values or liability values.

Statement of compliance

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and are presented pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), The issuance of these financial statements was authorized by Management on March 05, 2025.

All information relevant to the financial statements, and only such information, is evidenced herein and corresponds to the information used by Management in its activities.

Measurement basis

The financial statements were prepared based on historical cost basis, except for derivative and non-derivative financial instruments measured by the fair value through profit or loss.